UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2012 to September 30, 2012

Commission File Number of issuing entity: 333-166301-06

SLM STUDENT LOAN TRUST 2012-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166301

SLM FUNDING LLC

(Exact name of depositor as specified in its charter)

SALLIE MAE, INC.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3480392 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o Deutsche Bank Trust Company Americas

60 Wall Street, 27th Floor

Mailstop NYC 60 2720

New York, New York

10005

(Zip Code)

(Address of principal executive offices

of issuing entity)

(703) 984-5858

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑ No ☐

Item 1. Distribution and Pool Performance Information.

On October 25, 2012, SLM Student Loan Trust 2012-2 (the “Trust”) made its regular monthly distribution of funds to holders of its Student Loan-Backed Notes. Sallie Mae, Inc., as the administrator, distributed the Monthly Distribution Report for the Trust for the period September 1, 2012 to September 30, 2012 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.salliemae.com/about/investors/debtasset/slmsltrusts/. There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to the Trust for the distribution period referred to in the first sentence of this paragraph. The depositor of the Trust filed its most recent report on Form ABS-15G on February 13, 2012 (such report is available at www.sec.gov under the depositor’s CIK No. 0000949114).

PART II — OTHER INFORMATION

Item 2. Legal Proceedings. None.

Item 3. Sales of Securities and Use of Proceeds. None.

Item 4. Defaults Upon Senior Securities. None.

Item 5. Submission of Matters to a Vote of Security Holders. None.

Item 6. Significant Obligors of Pool Assets. No updates to report.

Item 7. Significant Enhancement Provider Information. No updates to report.

Item 8. Other Information.

Item 9. Exhibits.

(a)	99.1 Monthly Distribution Report for SLM Student Loan Trust 2012-2 in relation to the distribution on October 25, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 6, 2012	SLM STUDENT LOAN TRUST 2012-2

	By:	SALLIE MAE, INC., the Administrator

	By:	/s/ STEPHEN O’ CONNELL
	Name:	Stephen O’ Connell
	Title:	Senior Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit

99.1	Monthly Distribution Report for SLM Student Loan Trust 2012-2 in relation to the distribution on October 25, 2012.